share-based compensation - Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
share-based compensation
Employee benefits expense	CAD 121	CAD 185
Associated operating cash outflows	(104)	(187)
Statement of cash flows adjustment	17	(2)
Cash inflows from cash-settled equity swap agreements	14	9
Income tax benefit arising from share-based compensation	32	49
Restricted stock units
share-based compensation
Employee benefits expense	83	81
Associated operating cash outflows	(67)	(83)
Statement of cash flows adjustment	16	(2)
Expense presented as share-based compensation	90	77
Transformative compensation
share-based compensation
Employee benefits expense		64
Associated operating cash outflows		CAD (64)
Approximate transformative compensation paid in common shares (as a per cent)		40.00%
Number of Common Shares held in the employee benefit plan trust		0
Employee share purchase plan
share-based compensation
Employee benefits expense	37	CAD 40
Associated operating cash outflows	(37)	(40)
Employer contributions to employee share purchase plan related to transformative compensation	0	CAD 3
Share option awards
share-based compensation
Employee benefits expense	1
Statement of cash flows adjustment	CAD 1